Long-term Debt - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Interest expense paid or payable in cash	$ 275,720	$ 246,204	$ 91,228
Interest expense on Currency Swaps (Note 13)	62,973	20,337	0
Accretion of deferred financing fees	26,503	30,064	8,086
Accelerated accretion of deferred financing fees	137,588	0	26,323
Other non-cash interest	4,010	4,085	3,558
Interest and Accretion Expense	$ 506,794	$ 300,690	$ 129,195